SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Finite-lived Intangible Assets Amortization Expense [Table Text Block]
Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 - 50 years
Machinery	5 - 10 years
Software	3 - 5 years
Vehicles	5 - 6 years
Electronic and other equipment	3 - 10 years

Schedule Of Acquired Finite Lived Intangible Assets By Major Class [Table Text Block]	The estimated useful lives for the acquired intangible assets are as follows:
Category	Estimated useful life
Customer relationship	57 - 60 months
Order backlog	21 - 33 months